UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: April 30, 2015

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2015

WESTERN ASSET

SMASh SERIES M FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return consisting of capital appreciation and income, consistent with prudent investment management.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset SMASh Series M Fund for the six-month reporting period ended April 30, 2015.

I am pleased to introduce myself as the new President and Chief Executive Officer of the Fund, succeeding Kenneth D. Fuller. I am honored to have been appointed to my new role. During my 27 year career with Legg Mason, I have seen the investment management industry evolve and expand. Throughout these changes, maintaining an unwavering focus on our shareholders and their needs has remained paramount.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

June 1, 2015

II	Western Asset SMASh Series M Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of April 30, 2015 and October 31, 2014 and does not include derivatives, such as futures contracts, written options and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
‡	Represents less than 0.1%.

Western Asset SMASh Series M Fund 2015 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2014 and held for the six months ended April 30, 2015.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2,3]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]
2.41%	$1,000.00	$1,024.10	0.00%	$0.00	5.00%	$1,000.00	$1,024.80	0.00%	$0.00

[1]	For the six months ended April 30, 2015.

[2]

Total return is not annualized, as it may not be representative of the total return for the year. Past performance is no guarantee of future results. Performance figures do not reflect any fees stated below in Note 3. If such fees were included, the return shown would have been lower.

[3]

All figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2	Western Asset SMASh Series M Fund 2015 Semi-Annual Report

Spread duration (unaudited)

Economic exposure — April 30, 2015

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Barclays U.S. Fixed-Rate Mortgage Backed Securities Index
EMIG	— Emerging Market Investment Grade
IG Credit	— Investment Grade Credit
MBS	— Mortgage-Backed Securities
WA SMASh M	— Western Asset SMASh Series M Fund

Western Asset SMASh Series M Fund 2015 Semi-Annual Report	3

Effective duration (unaudited)

Interest rate exposure — April 30, 2015

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

ABS	— Asset-Backed Securities
Benchmark	— Barclays U.S. Fixed-Rate Mortgage Backed Securities Index
EMIG	— Emerging Market Investment Grade
MBS	— Mortgage-Backed Securities
WA SMASh M	— Western Asset SMASh Series M Fund

4	Western Asset SMASh Series M Fund 2015 Semi-Annual Report

Schedule of investments (unaudited)

April 30, 2015

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
U.S. Government & Agency Obligations — 33.8%
U.S. Government Agencies — 1.0%
Federal National Mortgage Association (FNMA), Debentures	0.000%	10/9/19	$7,960,000	$7,314,070
U.S. Government Obligations — 32.8%
U.S. Treasury Bonds	2.500%	2/15/45	18,040,000	17,140,814
U.S. Treasury Notes	0.500%	8/31/16	30,000,000	30,039,840
U.S. Treasury Notes	0.375%	10/31/16	20,000,000	19,975,000
U.S. Treasury Notes	0.875%	11/30/16	65,000,000	65,411,320
U.S. Treasury Notes	2.000%	5/31/21	36,500,000	37,158,715
U.S. Treasury Notes	1.875%	11/30/21	45,330,000	45,645,179
U.S. Treasury Notes	1.750%	3/31/22	12,500,000	12,459,963
U.S. Treasury Notes	2.000%	2/15/25	19,600,000	19,521,914
Total U.S. Government Obligations				247,352,745
Total U.S. Government & Agency Obligations (Cost — $254,812,038)				254,666,815
Asset-Backed Securities — 10.9%
ACAS CLO Ltd., 2014-1A A	1.785%	7/18/26	1,000,000	998,292	(a)(b)
ACE Securities Corp., 2006-GP1 A	0.441%	2/25/31	32,161	31,296	(a)
Adams Mill CLO Ltd., 2014-1A A2	1.705%	7/15/26	1,000,000	989,594	(a)(b)
AFC Home Equity Loan Trust, 2002-2 2A	0.881%	6/25/30	23,686	19,762	(a)
Ameriquest Mortgage Securities Inc., 2005-R9 A2C	0.531%	11/25/35	1,078,057	1,017,780	(a)
Apidos CLO, 2013-16A B	3.075%	1/19/25	700,000	693,851	(a)(b)
Apidos CLO, 2014-18A A1	1.688%	7/22/26	1,000,000	999,654	(a)(b)
Apidos CLO, 2015-20A A1	1.766%	1/16/27	2,500,000	2,512,500	(a)(b)
Argent Securities Inc., 2003-W3 M1	1.299%	9/25/33	118,668	115,846	(a)
Argent Securities Inc., 2004-W5 AV3B	1.074%	4/25/34	205,281	200,232	(a)
Argent Securities Inc., 2006-M3 A2C	0.341%	10/25/36	5,310,737	2,386,598	(a)
Arrowpoint CLO Ltd., 2014-2A A1L	1.768%	3/12/26	1,000,000	998,088	(a)(b)
Bank of America Manufactured Housing Contract Trust, 1997-2M	6.900%	4/10/28	313,685	327,680	(a)
Bayview Financial Asset Trust, 2007-SR1A M2	1.081%	3/25/37	948,035	811,044	(a)(b)
Bear Stearns Asset-Backed Securities Trust, 2006-1 A	0.454%	2/25/36	19,633	19,611	(a)
Carlyle Global Market Strategies, 2013-4A C	3.070%	10/15/25	250,000	248,431	(a)(b)
Carlyle Global Market Strategies, 2014-2A A	1.727%	5/15/25	300,000	300,162	(a)(b)
CDC Mortgage Capital Trust, 2002-HE1 A	0.801%	1/25/33	19,216	17,749	(a)
Chase Funding Mortgage Loan Asset-Backed Certificates, 2002-4 2A1	0.921%	10/25/32	7,088	6,619	(a)
CIFC Funding Ltd., 2014-3A A	1.766%	7/22/26	750,000	750,076	(a)(b)
CIT Group Securitization Corp., 1995-2 B	7.650%	5/15/26	1,326,483	1,364,522

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2015 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2015

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Countrywide Asset-Backed Certificates, 2002-BC1	0.841%	4/25/32	$51,522	$34,525	(a)
Countrywide Asset-Backed Certificates, 2004-5 2A	0.681%	10/25/34	3,257,211	3,083,549	(a)
Countrywide Asset-Backed Certificates, 2006-SD3 A1	0.511%	7/25/36	137,140	112,995	(a)(b)
Countrywide Asset-Backed Certificates, 2007-13 2A1	1.081%	10/25/47	50,262	45,115	(a)
Countrywide Asset-Backed Certificates, 2007-4 A4W	5.477%	4/25/47	7,244,703	7,320,801	(a)
Countrywide Asset-Backed Certificates, 2007-QH1 A1	0.381%	2/25/37	170,730	112,520	(a)(b)
Credit-Based Asset Servicing and Securitization LLC, 2007-SP1 A4	6.020%	12/25/37	804,682	850,940	(b)
CWABS Revolving Home Equity Loan Trust, 2004-0 2A	0.462%	2/15/34	14,256	12,655	(a)
CWABS Revolving Home Equity Loan Trust, 2004-S 1A	0.422%	2/15/30	1,155,142	1,003,827	(a)
EMC Mortgage Loan Trust, 2004-C A1	0.731%	3/25/31	53,198	52,572	(a)(b)
EMC Mortgage Loan Trust, 2006-A A1	0.621%	12/25/42	204,471	194,757	(a)(b)
Fieldstone Mortgage Investment Corp., 2004-4 M3	2.124%	10/25/35	2,720,000	2,306,696	(a)
Flatiron CLO Ltd., 2013-1A B	3.020%	1/17/26	250,000	245,542	(a)(b)
GMAC Mortgage Corp. Loan Trust, 2004-VF1 A1	0.924%	2/25/31	28,069	27,649	(a)(b)
GMAC Mortgage Corp. Loan Trust, 2006-HE1 A	0.384%	11/25/36	55,486	48,810	(a)
GMAC Mortgage Corp. Loan Trust, 2006-HE4 A1	0.351%	12/25/36	59,972	53,133	(a)
Greenpoint Manufactured Housing, 1999-2 A2	2.901%	3/18/29	265,000	243,554	(a)
Greenpoint Manufactured Housing, 1999-3 2A2	3.503%	6/19/29	400,000	348,000	(a)
Greenpoint Manufactured Housing, 1999-4 A2	3.673%	2/20/30	200,000	174,000	(a)
Greenpoint Manufactured Housing, 2001-2 IA2	3.675%	2/20/32	100,000	92,395	(a)
Greenpoint Manufactured Housing, 2001-2 IIA2	3.675%	3/13/32	500,000	455,922	(a)
GSAMP Trust, 2003-SEA A1	0.581%	2/25/33	79,550	74,702	(a)
GSAMP Trust, 2004-AR1 M1	1.156%	6/25/34	2,057,531	1,972,409	(a)
GSRPM Mortgage Loan Trust, 2006-2 A2	0.474%	9/25/36	329,931	315,743	(a)(b)
Jamestown CLO Ltd., 2014-4A A1C	1.705%	7/15/26	1,250,000	1,247,865	(a)(b)
Lehman XS Trust, 2005-5N 1A1	0.481%	11/25/35	63,408	57,187	(a)
Lehman XS Trust, 2006-2N 1A1	0.434%	2/25/46	82,374	60,955	(a)
Lehman XS Trust, 2006-4N A2A	0.394%	4/25/46	177,653	131,220	(a)
MASTR Asset-Backed Securities Trust, 2003-OPT1 M2	2.949%	12/25/32	466,301	469,190	(a)
MASTR Asset-Backed Securities Trust, 2007-NCW A1	0.474%	5/25/37	11,874,474	10,700,825	(a)(b)
Morgan Stanley Mortgage Loan Trust, 2007-2AX 2A1	0.264%	12/25/36	43,290	25,132	(a)
Neuberger Berman CLO Ltd., 2014-16A A1	1.745%	4/15/26	830,000	830,247	(a)(b)
OHA Loan Funding Ltd., 2014-1A A1	1.762%	10/20/26	2,000,000	2,001,394	(a)(b)
Origen Manufactured Housing, 2006-A A2	2.475%	10/15/37	985,817	895,145	(a)
Origen Manufactured Housing, 2007-A A2	2.478%	4/15/37	1,243,259	1,118,685	(a)
OZLM Ltd., 2014-7A A1B	1.764%	7/17/26	500,000	500,032	(a)(b)
OZLM Ltd., 2014-8A A1A	1.714%	10/17/26	1,500,000	1,497,642	(a)(b)

See Notes to Financial Statements.

6	Western Asset SMASh Series M Fund 2015 Semi-Annual Report

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
OZLM Ltd., 2014-8A A2A	2.424%	10/17/26	$1,000,000	$997,085	(a)(b)
Provident Bank Home Equity Loan Trust, 1999-3 A3	0.961%	1/25/31	10,181	7,054	(a)
Provident Bank Home Equity Loan Trust, 2002-2 A2	0.721%	8/25/31	13,677	7,730	(a)
RAAC Series, 2006-RP3 A	0.451%	5/25/36	378,954	344,544	(a)(b)
RAAC Series, 2006-SP1 M1	0.574%	9/25/45	2,160,000	1,757,542	(a)
RAAC Series, 2007-RP1 A	0.471%	5/25/46	134,455	122,893	(a)(b)
Renaissance Home Equity Loan Trust, 2003-1 A	1.041%	6/25/33	9,368	8,908	(a)
Renaissance Home Equity Loan Trust, 2003-2 A	1.054%	8/25/33	575,696	545,595	(a)
Renaissance Home Equity Loan Trust, 2007-3 AV2	1.181%	9/25/37	457,087	361,101	(a)
Renaissance Home Equity Loan Trust, 2007-3 AV3	1.981%	9/25/37	2,001,233	1,617,036	(a)
Residential Asset Mortgage Products Inc., 2002-RS6 AII	1.081%	11/25/32	3,363	2,871	(a)
Residential Asset Mortgage Products Inc., 2004-RZ3 MII2	1.831%	9/25/34	855,950	806,962	(a)
Residential Asset Mortgage Products Inc., 2006-RZ4 A3	0.451%	10/25/36	1,470,000	1,242,629	(a)
Residential Asset Securities Corp., 2005-KS12 M1	0.621%	1/25/36	9,805,000	9,155,605	(a)
Residential Funding Securities Corp., 2002-RP2 A1	1.681%	10/25/32	5,255	4,867	(a)(b)
Saranac CLO Ltd., 2014-2A B	2.311%	2/20/25	250,000	247,739	(a)(b)
Securitized Asset-Backed Receivables LLC, 2006-FR3 A2	0.321%	5/25/36	21,315	12,013	(a)
Southern Pacific Secured Assets Corp., 1998-2 A1	0.351%	7/25/29	1,930	1,779	(a)
Structured Asset Securities Corp., 2001-SB1 A2	3.375%	8/25/31	1,150,037	1,137,407
Structured Asset Securities Corp., 2004-SC1	8.343%	12/25/29	25,296	27,048	(a)(b)
Structured Asset Securities Corp., 2005-WF1 A3	0.841%	2/25/35	580,924	578,712	(a)
Structured Asset Securities Corp., 2007-BC3 1A2	0.321%	5/25/47	100,000	92,774	(a)
Structured Asset Securities Corp., 2007-TC1 A	0.481%	4/25/31	33,811	32,163	(a)(b)
Truman Capital Mortgage Loan Trust, 2005-1 A	0.611%	3/25/37	312,308	306,093	(a)(b)
UCFC Home Equity Loan, 1998-D MF1	6.905%	4/15/30	109,180	112,234
Venture CDO Ltd., 2013-15A B1	2.325%	7/15/25	800,000	799,483	(a)(b)
Venture CDO Ltd., 2014-16A A1L	1.753%	4/15/26	3,130,000	3,130,235	(a)(b)
Voya CLO Ltd., 2014-4A A1	1.777%	10/14/26	2,750,000	2,751,449	(a)(b)
Washington Mill CLO Ltd., 2014-1A A1	1.775%	4/20/26	2,000,000	1,997,180	(a)(b)
Total Asset-Backed Securities (Cost — $78,702,784)				81,736,448
Collateralized Mortgage Obligations — 23.2%
American Home Mortgage Assets Trust, 2006-2 2A1	0.371%	9/25/46	68,716	51,780	(a)
American Home Mortgage Investment Trust, 2005-1 1A3	0.491%	6/25/45	3,594,067	3,035,301	(a)
ARM Trust, 2005-10 1A21	2.632%	1/25/36	21,515	18,784	(a)
Banc of America Commercial Mortgage Inc., 2006-5 AM	5.448%	9/10/47	170,000	178,245
Banc of America Funding Corp., 2003-1 A1	6.000%	5/20/33	1,084	1,138
Banc of America Funding Corp., 2004-B 3A2	2.766%	12/20/34	16,755	9,640	(a)
Banc of America Funding Corp., 2005-E 8A1	2.128%	6/20/35	61,221	40,151	(a)

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2015 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2015

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
BCAP LLC Trust, 2006-AA1 A1	0.371%	10/25/36	$950,200	$749,760	(a)
Bear Stearns Alt-A Trust, 2004-10 1A3	1.181%	9/25/34	255,380	255,822	(a)
Bear Stearns ARM Trust, 2004-10 15A1	2.594%	1/25/35	24,468	24,417	(a)
Bear Stearns ARM Trust, 2004-10 31A1	2.737%	1/25/35	36,909	36,540	(a)
CD Commercial Mortgage Trust, 2006-CD2 AM	5.526%	1/15/46	200,000	206,009	(a)
Chevy Chase Mortgage Funding Corp., 2004-1A A1	0.461%	1/25/35	110,542	100,197	(a)(b)
Citigroup Commercial Mortgage Trust, 2014-GC25 A3	3.372%	10/10/47	950,000	991,725
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	3,760,000	4,044,391
COBALT CMBS Commercial Mortgage Trust, 2007-C2 AMFX	5.526%	4/15/47	340,000	363,250	(a)
Colony Mortgage Capital Ltd., 2014-FL2 B	2.631%	11/10/31	5,730,000	5,740,887	(a)(b)
Commercial Mortgage Lease-Backed Certificates, 2001-CMLB A1	6.746%	6/20/31	36,848	37,028	(b)
Commercial Mortgage Pass Through Certificates, 2014-CR20 B	4.239%	11/10/47	1,680,000	1,791,006
Commercial Mortgage Pass Through Certificates, 2014-UBS3 XA, IO	1.514%	6/10/47	7,702,154	643,453	(a)
Commercial Mortgage Pass-Through Certificates, 2012-CR3 A3	2.822%	10/15/45	40,000	40,909
Commercial Mortgage Pass-Through Certificates, 2013-CR12 AM	4.300%	10/10/46	360,000	397,392
Commercial Mortgage Pass-Through Certificates, 2013-CR12 B	4.762%	10/10/46	160,000	177,317	(a)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 C	5.254%	10/10/46	80,000	88,001	(a)
Commercial Mortgage Pass-Through Certificates, 2013-WWP A2	3.424%	3/10/31	130,000	135,965	(b)
Commercial Mortgage Trust, 2014-CR21 AM	3.987%	12/10/47	4,330,000	4,601,190
Commercial Mortgage Trust, 2014-UBS6 AM	4.048%	12/10/47	3,016,000	3,229,902	(a)
Connecticut Avenue Securities, 2014-C03 1M1	1.381%	7/25/24	4,044,435	4,040,081	(a)
Countrywide Alternative Loan Trust, 2005-17 2A1	0.421%	7/25/35	89,302	74,078	(a)
Countrywide Alternative Loan Trust, 2005-24 1A1	1.447%	7/20/35	1,204,014	946,277	(a)
Countrywide Alternative Loan Trust, 2005-24 4A1	0.410%	7/20/35	66,258	58,394	(a)
Countrywide Alternative Loan Trust, 2005-57CB 4A3	5.500%	12/25/35	1,098,357	1,017,224
Countrywide Alternative Loan Trust, 2007-0A2 2A1	0.311%	3/25/47	110,047	73,649	(a)
Countrywide Home Loans, 2004-R1 1AF	0.574%	11/25/34	514,266	473,274	(a)(b)
Countrywide Home Loans, 2006-R2 AF1	0.601%	7/25/36	707,878	649,640	(a)(b)
Countrywide Home Loans Mortgage Pass-Through Trust, 2005-09 1A1	0.481%	5/25/35	86,014	74,216	(a)
Credit Suisse Commercial Mortgage Trust, 2007-C2 AM	5.615%	1/15/49	489,000	518,489	(a)
Credit Suisse Mortgage Trust, 2014-TIKI A	1.132%	9/15/38	1,890,000	1,887,900	(a)(b)
Credit Suisse Mortgage Trust, 2014-TIKI B	1.532%	9/15/38	1,840,000	1,834,199	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), 3349 AS, IO	6.319%	7/15/37	1,459,282	263,296	(a)
Federal Home Loan Mortgage Corp. (FHLMC), 3947 SG, IO	5.769%	10/15/41	1,279,775	229,054	(a)

See Notes to Financial Statements.

8	Western Asset SMASh Series M Fund 2015 Semi-Annual Report

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Federal Home Loan Mortgage Corp. (FHLMC), 4298 PI, IO, PAC	4.000%	4/15/43	$3,066,854	$476,318
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	82,727	94,049
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, IO	1.665%	7/25/21	2,338,882	197,893	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K712 X1, IO	1.503%	11/25/19	43,348,533	2,217,169	(a)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, KAIV X1, IO	1.355%	6/25/21	7,868,412	494,077	(a)
Federal National Mortgage Association (FNMA), 2010-100 SD, IO	6.399%	9/25/40	1,530,559	299,540	(a)
Federal National Mortgage Association (FNMA), 2010-142 SM, IO	6.349%	12/25/40	145,723	23,338	(a)
Federal National Mortgage Association (FNMA), 2010-150 SK, IO	6.349%	1/25/41	323,435	59,752	(a)
Federal National Mortgage Association (FNMA), 2011-059 NZ	5.500%	7/25/41	493,645	588,017
Federal National Mortgage Association (FNMA), 2011-090, IO	6.219%	9/25/41	5,560,893	1,076,237	(a)
Federal National Mortgage Association (FNMA), 2012-028 B	6.500%	6/25/39	44,662	50,138
Federal National Mortgage Association (FNMA), 2012-075 AO, PO	0.000%	3/25/42	59,600	55,144
Federal National Mortgage Association (FNMA), 2012-075 NS, IO	6.419%	7/25/42	289,481	59,295	(a)
Federal National Mortgage Association (FNMA), 2012-093 UI, IO	3.000%	9/25/27	1,858,227	218,501
Federal National Mortgage Association (FNMA), 2012-134 SK, IO	5.969%	12/25/42	1,550,013	341,912	(a)
Federal National Mortgage Association (FNMA), 2013-009 CB	5.500%	4/25/42	350,043	394,754
Federal National Mortgage Association (FNMA), 2013-010 SJ, IO	5.969%	2/25/43	1,825,118	435,086	(a)
Federal National Mortgage Association (FNMA), 2013-014 IG, IO	4.000%	3/25/43	1,640,286	253,492
Federal National Mortgage Association (FNMA), 2013-029 QI, IO	4.000%	4/25/43	5,027,529	845,251
Federal National Mortgage Association (FNMA), 2014-047 AI, IO	1.815%	8/25/44	11,895,478	883,221	(a)
Federal National Mortgage Association (FNMA), 2014-M5 SA, IO	4.768%	1/25/17	13,478,238	156,954	(a)
Federal National Mortgage Association (FNMA), 390 C3, IO	6.000%	7/25/38	62,076	11,720
Federal National Mortgage Association (FNMA), 407 22, IO	5.000%	1/25/39	35,659	6,946
Federal National Mortgage Association (FNMA), 407 23, IO	5.000%	1/25/39	18,586	3,683	(a)
Federal National Mortgage Association (FNMA), 407 27, IO	5.500%	1/25/39	19,881	3,818	(a)
Federal National Mortgage Association (FNMA), 407 34, IO	5.000%	1/25/38	30,421	6,046

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2015 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

April 30, 2015

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Federal National Mortgage Association (FNMA), 407 41, IO	6.000%	1/25/38	$46,862	$9,154
Federal National Mortgage Association (FNMA), 407 C10, IO	5.000%	1/25/38	182,540	36,154
Federal National Mortgage Association (FNMA), 409 C02, IO	3.000%	4/25/27	585,734	66,782
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	326,201	61,578
FREMF Mortgage Trust, 2012-K20 X2A, IO	0.200%	5/25/45	21,030,519	237,203	(b)
FREMF Mortgage Trust, 2013-KF02 C	4.181%	12/25/45	94,476	96,791	(a)(b)
GMAC Mortgage Corp. Loan Trust, 2006-AR1 1A1	2.982%	4/19/36	1,631,590	1,459,250	(a)
Government National Mortgage Association (GNMA), 2010-031 GS, IO, PAC-1	6.320%	3/20/39	78,592	10,294	(a)
Government National Mortgage Association (GNMA), 2010-085 HS, IO, PAC	6.470%	1/20/40	142,873	24,936	(a)
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	492,335	58,799
Government National Mortgage Association (GNMA), 2011-H01 AF	0.623%	11/20/60	1,167,328	1,168,187	(a)
Government National Mortgage Association (GNMA), 2011-H11 FB	0.673%	4/20/61	1,828,409	1,833,463	(a)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.890%	5/16/55	67,042,905	4,878,310	(a)
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	4,059,369	654,219
Government National Mortgage Association (GNMA), 2014-73 IO, IO	0.894%	4/16/56	34,302,453	2,235,148	(a)
Government National Mortgage Association (GNMA), 2015-36 MI, IO	5.500%	3/20/45	3,613,889	746,702
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	500,000	565,078	(a)
GSMPS Mortgage Loan Trust, 2005-RP1 1AF	0.531%	1/25/35	1,878,110	1,588,817	(a)(b)
GSMPS Mortgage Loan Trust, 2005-RP2 1AF	0.531%	3/25/35	966,644	850,823	(a)(b)
GSMPS Mortgage Loan Trust, 2005-RP3 1AF	0.531%	9/25/35	500,192	428,393	(a)(b)
GSR Mortgage Loan Trust, 2004-14 3A2	2.815%	12/25/34	35,391	34,305	(a)
GSR Mortgage Loan Trust, 2005-AR3 1A1	0.621%	5/25/35	79,003	72,948	(a)
HarborView Mortgage Loan Trust, 2006-02	2.694%	2/25/36	103,442	86,909	(a)
HarborView Mortgage Loan Trust, 2006-13 A	0.361%	11/19/46	159,838	126,165	(a)
HarborView Mortgage Loan Trust, 2007-4 2A1	0.401%	7/19/47	83,610	71,733	(a)
HarborView Mortgage Loan Trust, 2007-7 2A1A	1.181%	10/25/37	116,589	102,456	(a)
Homebanc Mortgage Trust, 2004-2 A1	0.921%	12/25/34	8,554,396	8,221,074	(a)
IMPAC CMB Trust, 2004-07 1A1	0.914%	11/25/34	8,069,582	7,716,159	(a)
IMPAC Secured Assets Corp., 2005-2 A1	0.494%	3/25/36	280,057	203,765	(a)
IMPAC Secured Assets Corp., 2007-2 2A	0.424%	4/25/37	1,089,674	1,009,544	(a)
Indymac Index Mortgage Loan Trust, 2005-AR14 2A1A	0.474%	7/25/35	50,217	44,945	(a)

See Notes to Financial Statements.

10	Western Asset SMASh Series M Fund 2015 Semi-Annual Report

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
JPMBB Commercial Mortgage Securities Trust, 2013-C15 C	5.251%	11/15/45	$340,000	$374,000	(a)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 XA, IO	1.237%	1/15/47	40,051,454	2,472,416	(a)
JPMBB Commercial Mortgage Securities Trust, 2014-C24 XA, IO	1.237%	11/15/47	67,119,248	4,477,290	(a)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 AS	4.065%	11/15/47	2,740,000	2,952,232
JPMorgan Chase Commercial Mortgage Securities Corp., 2007-CB20 AM	6.080%	2/12/51	955,000	1,044,615	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-C20 C	4.725%	7/15/47	1,130,000	1,205,081	(a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2014-FL6 B	2.462%	11/15/31	5,550,000	5,576,743	(a)(b)
JPMorgan Mortgage Trust, 2005-S3 1A1	6.500%	1/25/36	1,048,534	947,004
JPMorgan Resecuritization Trust, 2014-6 1A2	0.384%	7/27/36	7,421,783	4,088,995	(a)(b)
JPMorgan Resecuritization Trust, 2014-6 2A2	0.384%	12/27/36	14,290,000	9,514,126	(a)(b)
La Hipotecaria SA, 2007-1GA A	4.250%	12/23/36	275,645	270,132	(a)(b)(c)
LB Commercial Conduit Mortgage Trust, 2007-C3 AM	6.110%	7/15/44	2,390,000	2,598,726	(a)
LB-UBS Commercial Mortgage Trust, 2006-C6 AJ	5.452%	9/15/39	2,170,000	2,270,504	(a)
LB-UBS Commercial Mortgage Trust, 2007-C7 AM	6.369%	9/15/45	1,950,000	2,150,442	(a)
Luminent Mortgage Trust, 2006-2 A1A	0.374%	2/25/46	95,519	72,115	(a)
Luminent Mortgage Trust, 2006-4 A1A	0.364%	5/25/46	83,240	64,721	(a)
Luminent Mortgage Trust, 2006-7 2A1	0.351%	12/25/36	41,774	34,732	(a)
MASTR ARM Trust, 2004-4 3A1	2.178%	5/25/34	97,371	96,400	(a)
MASTR ARM Trust, 2005-7 3A1	2.665%	9/25/35	122,728	93,523	(a)
MASTR ARM Trust, 2007-R5 A1	2.521%	11/25/35	1,207,987	941,646	(a)(b)
Merrill Lynch Alternative Note Asset Trust, 2007-OAR1 A1	0.351%	2/25/37	1,635,258	1,523,703	(a)
Merrill Lynch Mortgage Investors Trust, 2006-A1 1A1	2.800%	3/25/36	1,178,995	881,645	(a)
MLCC Mortgage Investors Inc., 2003-G XA2, IO	0.991%	1/25/29	137,923	2,118	(a)(d)
Morgan Stanley Bank of America Merrill Lynch Trust, 2012-C5 XA, IO	2.017%	8/15/45	1,574,567	124,358	(a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C07 AS	3.214%	2/15/46	62,000	63,276
Morgan Stanley Bank of America Merrill Lynch Trust, 2013-C10 A4	4.219%	7/15/46	100,000	110,790	(a)
Morgan Stanley Mortgage Loan Trust, 2006-3AR 1A3	0.434%	3/25/36	345,610	266,959	(a)
Morgan Stanley Mortgage Loan Trust, 2007-6XS 2A1M	0.394%	2/25/47	373,152	164,010	(a)
Prime Mortgage Trust, 2005-2 2A1	6.718%	10/25/32	27,499	29,966	(a)
Provident Funding Mortgage Loan Trust, 2005-1 1A1	2.492%	5/25/35	15,348	15,380	(a)
Regal Trust IV, 1999-1 A	2.200%	9/29/31	4,154	3,923	(a)(b)
Residential Accredit Loans Inc., 2006-QA2 1A1	0.431%	2/25/36	706,398	504,848	(a)

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2015 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

April 30, 2015

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — continued
Residential Accredit Loans Inc., 2006-QO7 3A2	0.386%	9/25/46	$1,676,292	$1,088,393	(a)
Residential Accredit Loans Inc., 2007-QO1 A1	0.331%	2/25/47	86,367	68,468	(a)
Residential Asset Mortgage Products Inc., 2005-SL1 A7	8.000%	5/25/32	62,621	58,015
Residential Asset Securitization Trust, 2005-A15 1A4	5.750%	2/25/36	2,410,443	2,293,161
Structured Agency Credit Risk Debt Notes, 2014-DN1 M2	2.381%	2/25/24	12,830,000	12,953,534	(a)
Structured Agency Credit Risk Debt Notes, 2014-DN3 M2	2.581%	8/25/24	1,460,000	1,477,581	(a)
Structured Agency Credit Risk Debt Notes, 2014-HQ1 M2	2.681%	8/25/24	560,000	570,159	(a)
Structured Agency Credit Risk Debt Notes, 2014-HQ2 M2	2.381%	9/25/24	12,500,000	12,588,763	(a)
Structured Agency Credit Risk Debt Notes, 2014-HQ3 M3	4.931%	10/25/24	3,180,000	3,381,574	(a)
Structured Asset Mortgage Investments Inc., 2005-AR7 4A1	2.287%	3/25/46	702,041	555,612	(a)
Structured Asset Mortgage Investments Inc., 2006-AR2 A1	0.411%	2/25/36	186,820	149,815	(a)
Structured Asset Mortgage Investments Inc., 2006-AR3 11A1	0.391%	4/25/36	168,885	123,779	(a)
Structured Asset Securities Corp., 2003-9A 2A2	2.353%	3/25/33	407,401	406,527	(a)
Structured Asset Securities Corp., 2004-2 4A1	2.511%	3/25/34	278,201	273,965	(a)
Thornburg Mortgage Securities Trust, 2007-4 3A1	6.213%	9/25/37	71,045	73,293	(a)
VNO Mortgage Trust, 2012-6AVE A	2.996%	11/15/30	100,000	101,950	(b)
Wachovia Bank Commercial Mortgage Trust, 2007-C30 AM	5.383%	12/15/43	190,000	201,004
Wachovia Bank Commercial Mortgage Trust, 2007-C30 AMFL	0.380%	12/15/43	357,000	345,324	(a)(b)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2004-AR11	2.431%	10/25/34	686,954	695,683	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-AR01 A2A3	0.581%	1/25/45	255,467	243,987	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-AR09 A1A	0.501%	7/25/45	209,695	201,897	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2005-AR17 A1A1	0.451%	12/25/45	79,380	73,955	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2006-AR06 2A	1.097%	8/25/46	3,761,212	2,672,029	(a)
Washington Mutual Inc. Mortgage Pass-Through Certificates, 2007-OA6 1A	0.947%	7/25/47	1,929,947	1,660,557	(a)
Wells Fargo Commercial Mortgage Trust, 2014-LC16 XA, IO	1.642%	8/15/50	35,908,549	3,053,142	(a)
WF-RBS Commercial Mortgage Trust, 2012-C7 XA, IO	1.721%	6/15/45	487,342	40,613	(a)(b)
WF-RBS Commercial Mortgage Trust, 2014-C24 B	4.204%	11/15/47	1,670,000	1,781,399	(a)
Total Collateralized Mortgage Obligations (Cost — $171,608,515)				175,153,004

See Notes to Financial Statements.

12	Western Asset SMASh Series M Fund 2015 Semi-Annual Report

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 0.5%
Energy — 0.2%
Oil, Gas & Consumable Fuels — 0.2%
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	$1,610,000	$1,593,797
Financials — 0.3%
Banks — 0.3%
Credit Agricole SA, Subordinated Notes	8.375%	10/13/19	400,000	474,700	(a)(b)(e)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	6/12/15	1,730,000	1,732,163	(a)(e)
Total Financials				2,206,863
Health Care — 0.0%
Health Care Providers & Services — 0.0%
HCA Inc., Senior Secured Notes	4.250%	10/15/19	120,000	125,550
Total Corporate Bonds & Notes (Cost — $3,797,806)				3,926,210
Mortgage-Backed Securities — 17.8%
FHLMC — 0.4%
Federal Home Loan Mortgage Corp. (FHLMC)	2.494%	2/1/32	3,947	4,119	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	11/1/35-12/1/38	116,361	131,428
Federal Home Loan Mortgage Corp. (FHLMC)	2.423%	5/1/37	134,053	143,774	(a)
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	9/1/39	281,155	323,871
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	11/1/39	527,611	601,038
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	10/1/42	54,218	57,190
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	4/1/43	15,612	17,005
Federal Home Loan Mortgage Corp. (FHLMC), Gold	3.500%	5/18/30	500,000	531,461	(f)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	6.000%	10/1/36	82,681	95,212
Federal Home Loan Mortgage Corp. (FHLMC), Gold	5.500%	12/1/38	627,850	711,886
Federal Home Loan Mortgage Corp. (FHLMC), Gold	7.000%	3/1/39	88,704	103,148
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	7/1/44	174,147	188,274
Federal Home Loan Mortgage Corp. (FHLMC), One Year CMT ARM	2.535%	3/1/33	146,859	157,226	(a)
Total FHLMC				3,065,632
FNMA — 10.8%
Federal National Mortgage Association (FNMA)	2.500%	5/18/30	4,700,000	4,818,692	(f)
Federal National Mortgage Association (FNMA)	3.000%	5/18/30	44,800,000	46,883,900	(f)
Federal National Mortgage Association (FNMA)	3.500%	5/18/30	12,500,000	13,270,508	(f)
Federal National Mortgage Association (FNMA)	4.500%	11/1/31-10/1/44	1,225,812	1,344,066
Federal National Mortgage Association (FNMA)	1.812%	1/1/33	48,144	50,432	(a)
Federal National Mortgage Association (FNMA)	6.000%	4/1/33-12/1/47	609,908	690,204
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-5/1/41	6,520,437	7,285,285

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2015 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

April 30, 2015

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	5.500%	11/1/36-8/1/37	$86,572	$98,115
Federal National Mortgage Association (FNMA)	6.500%	11/1/37-5/1/40	1,466,431	1,698,692
Federal National Mortgage Association (FNMA)	7.000%	2/1/39	121,140	142,257
Federal National Mortgage Association (FNMA)	4.000%	9/1/42-11/1/42	778,169	838,131
Federal National Mortgage Association (FNMA)	3.500%	5/1/43	47,701	50,439
Federal National Mortgage Association (FNMA)	5.000%	5/13/45	300,000	334,179	(f)
Federal National Mortgage Association (FNMA)	4.500%	6/11/45	3,900,000	4,240,335	(f)
Total FNMA				81,745,235
GNMA — 6.6%
Government National Mortgage Association (GNMA)	6.000%	8/20/37-12/20/41	2,129,251	2,445,321
Government National Mortgage Association (GNMA)	4.500%	1/20/40-3/20/41	1,035,652	1,130,544
Government National Mortgage Association (GNMA)	5.000%	7/20/40-11/20/40	105,618	118,842
Government National Mortgage Association (GNMA) II	6.000%	7/20/38-6/20/41	1,915,901	2,181,981
Government National Mortgage Association (GNMA) II	4.500%	4/20/41-7/20/41	6,574,538	7,168,141
Government National Mortgage Association (GNMA) II	3.500%	5/20/45	18,200,000	19,201,001	(f)
Government National Mortgage Association (GNMA) II	4.000%	5/20/45	8,000,000	8,549,063	(f)
Government National Mortgage Association (GNMA) II	4.500%	5/20/45	8,000,000	8,670,314	(f)
Total GNMA				49,465,207
Total Mortgage-Backed Securities (Cost — $133,831,611)				134,276,074
U.S. Treasury Inflation Protected Securities — 0.6%
U.S. Government Obligations — 0.6%
U.S. Treasury Bonds, Inflation Indexed (Cost — $4,337,701)	1.375%	2/15/44	3,947,401	4,594,711

		Expiration Date	Contracts
Purchased Options — 0.0%
U.S. Treasury 30-Year Notes, Call @ $161.00		5/22/15	44	52,937
U.S. Treasury 30-Year Notes, Call @ $163.00		5/22/15	201	119,344
Total Purchased Options (Cost — $363,921)				172,281
Total Investments before Short-Term Investments (Cost — $647,454,376)				654,525,543

See Notes to Financial Statements.

14	Western Asset SMASh Series M Fund 2015 Semi-Annual Report

Western Asset SMASh Series M Fund

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 18.8%
U.S. Government Agencies — 5.3%
Federal National Mortgage Association (FNMA), Discount Notes	0.140%	6/1/15	$15,000,000	$14,998,192	(g)
Federal National Mortgage Association (FNMA), Discount Notes	0.120%	9/2/15	25,000,000	24,994,050	(g)
Total U.S. Government Agencies (Cost — $39,987,858)				39,992,242
Repurchase Agreements — 13.5%
State Street Bank & Trust Co. repurchase agreement dated 4/30/15; Proceeds at maturity — $101,347,000; (Fully collateralized by U.S. government agency obligations, 2.110% due 11/7/22; Market value — $103,376,235) (Cost — $101,347,000)	0.000%	5/1/15	101,347,000	101,347,000
Total Short-Term Investments (Cost — $141,334,858)				141,339,242
Total Investments — 105.6% (Cost — $788,789,234#)				795,864,785
Liabilities in Excess of Other Assets — (5.6)%				(42,276,683)
Total Net Assets — 100.0%				$753,588,102

(a)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(d)	Illiquid security.

(e)	Security has no maturity date. The date shown represents the next call date.

(f)	This security is traded on a to-be-announced (“TBA”) basis. At April 30, 2015, the Fund held TBA securities with a total cost of $106,420,074 (See Note 1).

(g)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARM	— Adjustable Rate Mortgage
CDO	— Collateralized Debt Obligation
CLO	— Collateral Loan Obligation
CMT	— Constant Maturity Treasury
IO	— Interest Only
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal Securities

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2015 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

April 30, 2015

Western Asset SMASh Series M Fund

Schedule of Written Options
Security	Expiration Date	Strike Price	Contracts	Value
Eurodollar Mid Curve 1-Year Futures, Put	6/12/15	$98.50	152	$950
Eurodollar Mid Curve 1-Year Futures, Put	6/12/15	98.75	56	2,100
U.S. Treasury 5-Year Notes Futures, Call	5/22/15	121.00	420	32,813
U.S. Treasury 5-Year Notes Futures, Put	5/22/15	120.00	42	13,125
U.S. Treasury 5-Year Notes Futures, Put	5/22/15	120.25	168	72,188
U.S. Treasury 10-Year Notes Futures, Call	5/22/15	132.50	21	328
U.S. Treasury 10-Year Notes Futures, Call	5/22/15	131.00	44	2,062
U.S. Treasury 10-Year Notes Futures, Call	5/22/15	130.50	415	25,937
U.S. Treasury 10-Year Notes Futures, Call	5/22/15	129.00	90	30,938
U.S. Treasury 10-Year Notes Futures, Call	5/22/15	130.00	352	38,500
U.S. Treasury 10-Year Notes Futures, Call	5/22/15	129.50	377	76,578
U.S. Treasury 10-Year Notes Futures, Call	6/26/15	132.50	25	1,562
U.S. Treasury 10-Year Notes Futures, Call	6/26/15	131.00	105	16,406
U.S. Treasury 10-Year Notes Futures, Call	6/26/15	130.50	88	19,250
U.S. Treasury 10-Year Notes Futures, Call	8/21/15	132.50	5	1,094
U.S. Treasury 10-Year Notes Futures, Put	5/22/15	127.50	21	6,234
U.S. Treasury 10-Year Notes Futures, Put	5/22/15	128.00	42	19,031
U.S. Treasury 10-Year Notes Futures, Put	5/22/15	127.00	244	45,750
U.S. Treasury 10-Year Notes Futures, Put	5/22/15	128.50	237	162,938
U.S. Treasury 10-Year Notes Futures, Put	5/22/15	129.00	248	240,250
U.S. Treasury 10-Year Notes Futures, Put	6/26/15	126.50	25	13,281
U.S. Treasury 10-Year Notes Futures, Put	6/26/15	127.00	105	72,188
U.S. Treasury 10-Year Notes Futures, Put	8/21/15	125.00	5	2,656
U.S. Treasury 30-Year Bonds Futures, Call	5/22/15	168.00	157	12,266
U.S. Treasury 30-Year Bonds Futures, Call	5/22/15	166.00	113	21,187
U.S. Treasury 30-Year Bonds Futures, Call	5/22/15	165.00	165	43,828
U.S. Treasury 30-Year Bonds Futures, Call	5/22/15	164.00	226	91,813
U.S. Treasury 30-Year Bonds Futures, Put	5/22/15	155.00	42	21,000
U.S. Treasury 30-Year Bonds Futures, Put	5/22/15	157.00	66	59,813
U.S. Treasury 30-Year Bonds Futures, Put	5/22/15	160.00	71	145,328
U.S. Treasury 30-Year Bonds Futures, Put	5/22/15	164.00	42	202,125
U.S. Treasury 30-Year Bonds Futures, Put	5/22/15	162.00	109	355,953
U.S. Treasury 30-Year Bonds Futures, Call	5/22/15	170.00	42	1,969
Total Written Options (Premiums received — $2,496,085)				$1,851,441

See Notes to Financial Statements.

16	Western Asset SMASh Series M Fund 2015 Semi-Annual Report

Statement of assets and liabilities (unaudited)

April 30, 2015

Assets:
Investments, at value (Cost — $687,442,234)	$694,517,785
Repurchase agreements, at value (Cost — $101,347,000)	101,347,000
Receivable for securities sold	64,233,865
Deposits with brokers for open futures contracts	6,810,828
Receivable for Fund shares sold	4,955,386
Interest receivable	2,108,653
Deposits with brokers for open written options	1,470,092
Deposits with brokers for centrally cleared swap contracts	167,000
Deposits with brokers for open purchased options	136,796
Receivable from investment manager	21,436
Principal paydown receivable	416
Prepaid expenses	29,553
Total Assets	875,798,810

Liabilities:
Payable for securities purchased	119,249,237
Written options, at value (premiums received — $2,496,085)	1,851,441
Due to custodian	466,309
Payable to broker — variation margin on open futures contracts	450,910
Payable for Fund shares repurchased	130,266
Payable to broker — variation margin on centrally cleared swaps	6,403
Accrued expenses	56,142
Total Liabilities	122,210,708
Total Net Assets	$753,588,102

Net Assets:
Par value (Note 5)	$695
Paid-in capital in excess of par value	735,749,510
Undistributed net investment income	718,902
Accumulated net realized gain on investments, futures contracts, written options and swap contracts	9,477,389
Net unrealized appreciation on investments, futures contracts, written options and swap contracts	7,641,606
Total Net Assets	$753,588,102

Shares Outstanding	69,491,332

Net Asset Value	$10.84

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2015 Semi-Annual Report	17

Statement of operations (unaudited)

For the Six Months Ended April 30, 2015

Investment Income:
Interest	$6,610,887

Expenses:
Fund accounting fees	23,343
Audit and tax fees	21,948
Registration fees	16,340
Legal fees	14,460
Shareholder reports	13,103
Custody fees	7,376
Trustees’ fees	4,310
Insurance	2,927
Transfer agent fees	1,849
Miscellaneous expenses	1,449
Total Expenses	107,105
Less: Fee waivers and/or expense reimbursements (Note 2)	(107,105)
Net Expenses	—
Net Investment Income	6,610,887

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options and Swap Contracts (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	7,758,941
Futures contracts	(4,704,091)
Written options	7,724,177
Swap contracts	(89,158)
Net Realized Gain	10,689,869
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(1,447,965)
Futures contracts	(1,127,684)
Written options	473,714
Swap contracts	(4,143)
Change in Net Unrealized Appreciation (Depreciation)	(2,106,078)
Net Gain on Investments, Futures Contracts, Written Options and Swap Contracts	8,583,791
Increase in Net Assets from Operations	$15,194,678

See Notes to Financial Statements.

18	Western Asset SMASh Series M Fund 2015 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended April 30, 2015 (unaudited) and the Year Ended October 31, 2014	2015	2014

Operations:
Net investment income	$6,610,887	$8,405,428
Net realized gain	10,689,869	10,231,640
Change in net unrealized appreciation (depreciation)	(2,106,078)	1,464,534
Increase in Net Assets from Operations	15,194,678	20,101,602

Distributions to Shareholders From (Note 1):
Net investment income	(7,985,412)	(9,565,278)
Net realized gains	(7,299,836)	—
Decrease in Net Assets from Distributions to Shareholders	(15,285,248)	(9,565,278)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	335,623,271	291,248,118
Reinvestment of distributions	—	256
Cost of shares repurchased	(57,520,935)	(101,328,506)
Increase in Net Assets from Fund Share Transactions	278,102,336	189,919,868
Increase in Net Assets	278,011,766	200,456,192

Net Assets:
Beginning of period	475,576,336	275,120,144
End of period*	$753,588,102	$475,576,336
*Includesundistributed net investment income of:	$718,902	$2,093,427

See Notes to Financial Statements.

Western Asset SMASh Series M Fund 2015 Semi-Annual Report	19

Financial highlights

For a share of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
	2015[1,2]	2014[1]	2013[1]	2012	2011	2010

Net asset value, beginning of period	$10.85	$10.48	$10.55	$10.38	$10.43	$9.74

Income from operations:
Net investment income	0.11	0.30	0.27	0.29	0.39	0.49
Net realized and unrealized gain	0.16	0.42	0.01	0.50	0.13	0.86
Total income from operations	0.27	0.72	0.28	0.79	0.52	1.35

Less distributions from:
Net investment income	(0.14)	(0.35)	(0.30)	(0.36)	(0.36)	(0.63)
Net realized gains	(0.14)	—	(0.05)	(0.26)	(0.21)	(0.03)
Total distributions	(0.28)	(0.35)	(0.35)	(0.62)	(0.57)	(0.66)

Net asset value, end of period	$10.84	$10.85	$10.48	$10.55	$10.38	$10.43
Total return[3]	2.41%	7.10%	2.75%	7.93%	5.22%	14.57%

Net assets, end of period (000s)	$753,588	$475,576	$275,120	$248,227	$156,898	$129,557

Ratios to average net assets:
Gross expenses[4]	0.03%[5]	0.07%	0.09%	0.09%	0.09%	0.20%
Net expenses[6,7,8]	0.00 [5]	0.00	0.00	0.00	0.00	0.00
Net investment income	2.12 [5]	2.82	2.64	2.94	3.82	5.07

Portfolio turnover rate[9]	109%	187%	150%	145%	184%	253%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2015 (unaudited).

[3]

Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Gross expenses do not include management fees paid to the manager and subadvisers. Management fees are paid directly or indirectly by the separately managed account sponsor.

[5]	Annualized.

[6]

The Fund’s manager has entered into an expense reimbursement arrangement with the Fund, pursuant to which the Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses. This arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The impact of compensating balance arrangements, if any, was less than 0.01%.

[9]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 259%, 615%, 694%, 642%, 743% and 723% for the period ended April 30, 2015, and years ended October 31, 2014, 2013, 2012, 2011 and 2010, respectively.

See Notes to Financial Statements.

20	Western Asset SMASh Series M Fund 2015 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series M Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program or sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly

Western Asset SMASh Series M Fund 2015 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

22	Western Asset SMASh Series M Fund 2015 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
U.S. government & agency obligations	—	$254,666,815	—	$254,666,815
Asset-backed securities	—	81,214,448	$522,000	81,736,448
Collateralized mortgage obligations	—	174,882,872	270,132	175,153,004
Corporate bonds & notes	—	3,926,210	—	3,926,210
Mortgage-backed securities	—	134,276,074	—	134,276,074
U.S. Treasury inflation protected securities	—	4,594,711	—	4,594,711
Purchased options	$172,281	—	—	172,281
Total long-term investments	$172,281	$653,561,130	$792,132	$654,525,543
Short-term investments†	—	141,339,242	—	141,339,242
Total investments	$172,281	$794,900,372	$792,132	$795,864,785
Other financial instruments:
Futures contracts	$3,074,018	—	—	$3,074,018
Centrally cleared credit default swaps on credit indices — sell protection	—	$57,247	—	57,247
Total other financial instruments	$3,074,018	$57,247	—	$3,131,265
Total	$3,246,299	$794,957,619	$792,132	$798,996,050

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other financial instruments:
Written options	$1,851,441	—	—	$1,851,441
Futures contracts	3,209,854	—	—	3,209,854
Total	$5,061,295	—	—	$5,061,295

†	See Schedule of Investments for additional detailed categorizations.

Western Asset SMASh Series M Fund 2015 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other

24	Western Asset SMASh Series M Fund 2015 Semi-Annual Report

liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(e) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(f) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(g) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

Western Asset SMASh Series M Fund 2015 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(h) Swaptions. The Fund purchases or writes swaptions to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(i) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market (“OTC Swaps”) or may be executed on a registered exchange (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities.

26	Western Asset SMASh Series M Fund 2015 Semi-Annual Report

These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of April 30, 2015, the total notional value of all credit default swaps to sell protection is $12,190,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended April 30, 2015, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects

Western Asset SMASh Series M Fund 2015 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Notes to Financial Statements and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

28	Western Asset SMASh Series M Fund 2015 Semi-Annual Report

(j) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(k) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(l) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign

Western Asset SMASh Series M Fund 2015 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(m) Inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(n) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(o) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s investment manager attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the investment manager. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

The Fund has entered into master agreements with certain of its derivative counterparties that provide for general obligations, representations, agreements, collateral, events of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

30	Western Asset SMASh Series M Fund 2015 Semi-Annual Report

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

Absent an event of default by the counterparty or a termination of the agreement, the terms of the master agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

As of April 30, 2015, the Fund held written options with credit related contingent features which had a liability position of $1,851,441. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(p) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(q) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(r) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(s) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of April 30, 2015, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and

Western Asset SMASh Series M Fund 2015 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(t) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

LMPFA is the Fund’s investment manager. Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Fund’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

The investment manager and subadvisers do not charge investment management fees to the Fund. However, the Fund is an integral part of the separately managed account program, and the Fund’s investment manager and subadvisers will be compensated directly or indirectly by separately managed account program sponsors. LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund.

LMPFA has entered into an expense reimbursement arrangement with the Fund, pursuant to which LMPFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses. This expense reimbursement arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent.

During the six months ended April 30, 2015, fees waived and/or expenses reimbursed amounted to $107,105.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2015, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$114,994,929	$1,496,823,495
Sales	38,670,922	1,332,928,766

32	Western Asset SMASh Series M Fund 2015 Semi-Annual Report

At April 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$11,386,881
Gross unrealized depreciation	(4,311,330)
Net unrealized appreciation	$7,075,551

At April 30, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	232	12/15	$57,599,254	$57,646,200	$46,946
90-Day Eurodollar	1,231	6/16	303,215,076	304,718,663	1,503,587
90-Day Eurodollar	2,347	12/16	577,427,403	578,682,188	1,254,785
U.S. Treasury 10-Year Notes	130	6/15	16,753,173	16,688,750	(64,423)
U.S. Treasury Long-Term Bonds	315	6/15	51,541,836	50,272,031	(1,269,805)
U.S. Treasury Ultra Long-Term Bonds	510	6/15	85,770,626	83,895,000	(1,875,626)
					(404,536)
Contracts to Sell:
90-Day Eurodollar	49	9/15	12,198,391	12,196,713	1,678
U.S. Treasury 5-Year Notes	1,010	6/15	121,601,163	121,334,141	267,022
					268,700
Net unrealized depreciation on open futures contracts					$(135,836)

During the six months ended April 30, 2015, written option transactions for the Fund were as follows:

	Number of Contracts	Premiums
Written options, outstanding as of October 31, 2014	2,382	$1,086,707
Options written	20,424	10,018,772
Options closed	(6,084)	(3,100,837)
Options exercised	(2,329)	(1,236,157)
Options expired	(10,073)	(4,272,400)
Written options, outstanding as of April 30, 2015	4,320	$2,496,085

At April 30, 2015, the Fund had the following open swap contracts:

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Received by The Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Banc of America Securities LLC (Markit CDX.NA.IG.22 Index)	$10,060,000	6/20/19	1.000% quarterly	$180,063	$130,698	$49,365
JPMorgan Chase & Co. (Markit CDX.NA.IG.23 Index)	2,130,000	12/20/19	1.000% quarterly	34,656	26,774	7,882
Total	$12,190,000			$214,719	$157,472	$57,247

Western Asset SMASh Series M Fund 2015 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at April 30, 2015.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Purchased options[2]	$172,281	—	$172,281
Futures contracts[3]	3,074,018	—	3,074,018
Centrally cleared swap contracts[4]	—	$57,247	57,247
Total	$3,246,299	$57,247	$3,303,546

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Written options	$1,851,441
Futures contracts[3]	3,209,854
Total	$5,061,295

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended April 30, 2015. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

34	Western Asset SMASh Series M Fund 2015 Semi-Annual Report

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(1,740,913)	$(11,830)	$(1,752,743)
Written options	7,724,177	—	7,724,177
Futures contracts	(4,704,091)	—	(4,704,091)
Swap contracts	(39,024)	(50,134)	(89,158)
Total	$1,240,149	$(61,964)	$1,178,185

[1]	Net realized gain (loss) from purchased options is reported in net realized gain (loss) from investment transactions in the Statement of Operations.

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(204,840)	$351	$(204,489)
Written options	473,714	—	473,714
Futures contracts	(1,127,684)	—	(1,127,684)
Swap contracts	—	(4,143)	(4,143)
Total	$(858,810)	$(3,792)	$(862,602)

[1]	The change in unrealized appreciation (depreciation) from purchased options is reported in the change in net unrealized appreciation (depreciation) from investments in the Statement of Operations.

During the six months ended April 30, 2015, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$213,828
Written options	1,597,268
Futures contracts (to buy)	914,963,689
Futures contracts (to sell)	137,745,842

Average Notional Balance
Interest rate swap contracts†	$6,642,000
Credit default swap contracts (to sell protection)	12,812,857

†	At April 30, 2015, there were no open positions held in this derivative.

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at April 30, 2015:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Purchased options[2]	$172,281	—	$172,281

Western Asset SMASh Series M Fund 2015 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

The following table presents by financial instrument, the Fund’s derivative liabilities net of the related collateral pledged by the Fund at April 30, 2015:

	Gross Amount of Derivative Liabilities in the Statement of Assets and Liabilities[1]	Collateral Pledged[3,4]	Net Amount
Written options	$1,851,441	$(1,470,092)	$381,349
Futures contracts[5]	450,910	(450,910)	—
Centrally cleared swap contracts[5]	6,403	(6,403)	—
Total	$2,308,754	$(1,927,405)	$381,349

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Market value of purchased options is shown in Investments at value in the Statement of Assets and Liabilities.

[3]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[4]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[5]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

5. Shares of beneficial interest

At April 30, 2015, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share represents an identical interest and has the same rights. Transactions in shares of the Fund were as follows:

	Six Months Ended April 30, 2015	Year Ended October 31, 2014
Shares sold	30,996,545	27,105,011
Shares issued on reinvestment	—	24
Shares repurchased	(5,319,879)	(9,549,617)
Net increase	25,676,666	17,555,418

36	Western Asset SMASh Series M Fund 2015 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

At an in-person meeting of the Board of Trustees of Legg Mason Partners Institutional Trust (the “Trust”) held on November 10-11, 2014, the Board, including the Trustees who are not considered to be “interested persons” of the Trust (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), approved for an annual period the continuation of the management agreement (the “Management Agreement”) between the Trust and Legg Mason Partners Fund Advisor, LLC (the “Manager”) with respect to the Western Asset SMASh Series M Fund, a series of the Trust (the “Fund”), and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and Western Asset Management Company (the “Subadviser”), an affiliate of the Manager, with respect to the Fund. At that meeting, the Board, including the Independent Trustees, also approved for an annual period the continuation of a sub-advisory agreement (together with the Sub-Advisory Agreement, the “Sub-Advisory Agreements”) between the Subadviser and Western Asset Management Company Limited (together with the Subadviser, the “Subadvisers”), an affiliate of the Manager and the Subadviser, with respect to the Fund.

Background

The Board received information in advance of the meeting from the Manager to assist it in its consideration of the Management Agreement and the Sub-Advisory Agreements and was given the opportunity to ask questions and request additional information from management. In addition, prior to the meeting the Independent Trustees met with their independent legal counsel to discuss and consider the information provided by management and submitted questions to management, and they considered the responses provided. The Board received and considered a variety of information about the Manager and the Subadvisers, as well as the management and sub-advisory arrangements for the Fund and other funds overseen by the Board, certain portions of which are discussed below. The information provided and presentations made to the Board encompassed the Fund and all funds for which the Board has responsibility. The discussion below covers both the advisory and the administrative functions being rendered by the Manager, both of which functions are encompassed by the Management Agreement, as well as the advisory functions rendered by the Subadvisers pursuant to the Sub-Advisory Agreements.

Board approval of management agreement and sub-advisory agreements

The Independent Trustees were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Trustees received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Management Agreement and the Sub-Advisory Agreements. The Independent Trustees also reviewed the proposed continuation of the Management Agreement and the Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager or Subadvisers were present. The Independent Trustees considered the Management Agreement and each Sub-Advisory Agreement separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadvisers in providing services to the Fund.

Western Asset SMASh Series M Fund	37

Board approval of management and subadvisory agreements (unaudited) (cont’d)

In approving the Management Agreement and Sub-Advisory Agreements, the Board, including the Independent Trustees, considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements. Each Trustee may have attributed different weight to the various factors in evaluating the Management Agreement and each Sub-Advisory Agreement.

Nature, extent and quality of the services under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadvisers under the Management Agreement and the Sub-Advisory Agreements, respectively, during the past year. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Subadvisers took into account the Board’s knowledge gained as Trustees of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers, and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager and the Subadvisers, and of the undertakings required of the Manager and Subadvisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, had expanded over time as a result of regulatory, market and other developments. The Board also noted that on a regular basis it received and reviewed information from the Manager and the Subadvisers regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Manager’s and each Subadviser’s risk management processes.

The Board reviewed the qualifications, backgrounds and responsibilities of the Manager’s and each Subadviser’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and its affiliates, the financial resources of Legg Mason, Inc., the parent organization of the Manager and the Subadvisers.

The Board considered the division of responsibilities between the Manager and the Subadvisers and the oversight provided by the Manager. The Board also considered the Manager’s and the Subadvisers’ policies and practices regarding the selection of brokers and dealers and the execution of portfolio transactions. In addition, management also reported to the Board on, among other things, its business plans and organizational changes.

The Board received and considered performance information for the Fund. The Board also noted that it had received and discussed with management information throughout the year

38	Western Asset SMASh Series M Fund

at periodic intervals comparing the Fund’s performance against its benchmark. In that regard, the Board considered that the Manager had indicated that the Fund did not readily fit into any category of funds maintained by Lipper, Inc., an independent provider of investment company data, and that, as a result, information comparing the Fund’s performance to its benchmark would be a better measure for evaluating the Fund’s performance. The information comparing the Fund’s performance to that of its benchmark showed, among other data, that the Fund’s performance for the 1-, 3- and 5-year periods ended September 30, 2014 was above its benchmark.

The Board concluded that, overall, the nature, extent and quality of services provided (and expected to be provided), including performance, under the Management Agreement and the Sub-Advisory Agreements were sufficient for renewal.

Management fees and expense ratios

The Board noted that the Fund does not pay a management fee. The Board also recognized that the Manager had agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes, extraordinary expenses, and acquired fund fees and expenses. The Board considered that this arrangement is expected to continue through December 2016. In addition, the Board recognized that shareholders of the Fund are participants in separately managed account programs and pay fees to the program sponsors for the costs and expenses of the program, including fees for advice and portfolio execution. When a program participant, alone or with his or her program sponsor, elects to allocate assets to the investment strategy managed or advised by an affiliate of the Manager, that affiliate receives a fee from the program sponsor for managing or advising those assets, including assets that may be invested in the Fund. In certain cases, a participant will pay a fee for investment advice directly to an affiliate of the Manager in its capacity as adviser or subadviser to the participant’s account.

Taking all of the above into consideration, as well as the factors identified below, the Board determined that the fee and expense arrangements for the Fund were reasonable in light of the nature, extent and quality of the services provided to the Fund under the Management Agreement and the Sub-Advisory Agreements.

Manager profitability

The Board received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been reviewed previously by an outside consultant. The Board considered that the Fund does not pay a contractual management fee, and it recognized that the Manager had agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes, extraordinary expenses, and acquired fund fees and expenses.

Western Asset SMASh Series M Fund	39

Board approval of management and subadvisory agreements (unaudited) (cont’d)

Economies of scale

The Board discussed whether the Manager realizes economies of scale as the Fund’s assets grow. Among other things, the Board considered that the Fund pays no management fees to the Manager. The Board also noted that the Manager has agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes, extraordinary expenses, and acquired fund fees and expenses.

The Board determined that the management fee structure for the Fund was reasonable.

Other benefits to the manager and the subadvisers

The Board considered other benefits received by the Manager, the Subadvisers and their affiliates as a result of their relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadvisers to the Fund, the Board considered that the ancillary benefits that the Manager and its affiliates received were reasonable.

*  *  *

In light of all of the foregoing, the Board determined that the continuation of each of the Management Agreement and Sub-Advisory Agreements would be in the best interests of the Fund’s shareholders and approved the continuation of such agreements for another year.

40	Western Asset SMASh Series M Fund

Western Asset

SMASh Series M Fund

Trustees

Elliott J. Berv

Jane F. Dasher

Mark T. Finn

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Chair

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Jane Trust*

President

*Effective	June 1, 2015, Ms. Trust became a Trustee, President and Chief Executive Officer.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company

Western Asset Management Company Limited

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, NY 10154

Western Asset SMASh Series M Fund

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Western Asset SMASh Series M Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset SMASh Series M Fund and is not intended for distribution to prospective investors.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

© 2015 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD04235 6/15 SR15-2494

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Janet Trust
Janet Trust
Chief Executive Officer

Date:	June 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Janet Trust
Janet Trust
Chief Executive Officer
Date:	June 19, 2015
By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer
Date:	June 19, 2015